Earnings Per Share (Table)	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Summary of Earnings and Share Data Used in the Basic and Diluted Earnings Per Share Calculation

The following table reflects the earnings and share data used in the basic and diluted earnings per share calculations:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000, except per share data)	2025	2024	2025	2024
Earnings
Net profit/(loss) attributable to ordinary equity holders of the parent for the purposes of basic earnings per share	(60,989)	(99,198)	(194,472)	(339,615)

Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	60,756,015	57,535,349	60,412,419	57,255,764

Basic earnings per share	€(1.00)	€(1.72)	€(3.22)	€(5.93)
Diluted earnings per share (1)	€(1.00)	€(1.72)	€(3.22)	€(5.93)

(1)
For the three and nine months ended September 30, 2025 and 2024 outstanding warrants, restricted stock units and performance stock units can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are out-of the money and/or antidilutive for the periods presented. Similarly, for the three and nine months ended September 30, 2025 and 2024, 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Refer to Note 8 “Share-based Payment” and Note 11, “Financial Assets and Liabilities,” for further information about the share-based incentive programs and convertible notes, respectively.